Subsidiary guarantee information	6 Months Ended
Jun. 30, 2020
Subsidiary guarantee information [Text Block]
33 Subsidiary guarantee information
Certain wholly owned finance subsidiaries of the Group, including Credit Suisse Group Funding (Guernsey) Limited, which is a Guernsey incorporated non-cellular company limited by shares, have issued securities fully and unconditionally guaranteed by the Group. There are various legal and regulatory requirements, including the satisfaction of a solvency test under Guernsey law for the Guernsey subsidiary, applicable to some of the Group’s subsidiaries that may limit their ability to pay dividends or distributions and make loans and advances to the Group.
The Group and the Bank have issued full, unconditional and several guarantees of Credit Suisse (USA), Inc.’s outstanding SEC-registered debt securities. In accordance with the guarantees, if Credit Suisse (USA), Inc. fails to make any timely payment under the agreements governing such debt securities, the holders of the debt securities may demand payment from either the Group or the Bank, without first proceeding against Credit Suisse (USA), Inc. The guarantee from the Group is subordinated to senior liabilities. Credit Suisse (USA), Inc. is an indirect, wholly owned subsidiary of the Group.
Condensed consolidating statements of operations
in 2Q20	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	600	2,985		3,585	403		(399)	3,589
Interest expense	(647)	(1,370)		(2,017)	(407)		405	(2,019)
Net interest income	(47)	1,615		1,568	(4)		6	1,570
Commissions and fees	967	1,929		2,896	5		(21)	2,880
Trading revenues	156	1,071		1,227	(1)		28	1,254
Other revenues	766	(227)		539	1,206	[2]	(1,255)	490
Net revenues	1,842	4,388		6,230	1,206		(1,242)	6,194
Provision for credit losses	11	281		292	0		4	296
Compensation and benefits	726	1,637		2,363	31		200	2,594
General and administrative expenses	434	1,339		1,773	15		(348)	1,440
Commission expenses	51	262		313	2		(2)	313
Total other operating expenses	485	1,601		2,086	17		(350)	1,753
Total operating expenses	1,211	3,238		4,449	48		(150)	4,347
Income/(loss) before taxes	620	869		1,489	1,158		(1,096)	1,551
Income tax expense/(benefit)	185	185		370	(4)		25	391
Net income/(loss)	435	684		1,119	1,162		(1,121)	1,160
Net income/(loss) attributable to noncontrolling interests	0	(2)		(2)	0		0	(2)
Net income/(loss) attributable to shareholders	435	686		1,121	1,162		(1,121)	1,162
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income
in 2Q20	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	435	684		1,119	1,162	(1,121)	1,160
Gains/(losses) on cash flow hedges	0	17		17	0	1	18
Foreign currency translation	(245)	(178)		(423)	12	(22)	(433)
Unrealized gains/(losses) on securities	0	(18)		(18)	0	0	(18)
Actuarial gains/(losses)	1	4		5	0	68	73
Net prior service credit/(cost)	0	(1)		(1)	0	(33)	(34)
Gains/(losses) on liabilities related to credit risk	(63)	(2,512)		(2,575)	(88)	5	(2,658)
Other comprehensive income/(loss), net of tax	(307)	(2,688)		(2,995)	(76)	19	(3,052)
Comprehensive income/(loss)	128	(2,004)		(1,876)	1,086	(1,102)	(1,892)
Comprehensive income/(loss) attributable to noncontrolling interests	(1)	(9)		(10)	0	8	(2)
Comprehensive income/(loss) attributable to shareholders	129	(1,995)		(1,866)	1,086	(1,110)	(1,890)
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 2Q19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,016	4,639		5,655	311		(313)	5,653
Interest expense	(1,096)	(2,552)		(3,648)	(322)		318	(3,652)
Net interest income	(80)	2,087		2,007	(11)		5	2,001
Commissions and fees	912	1,992		2,904	5		18	2,927
Trading revenues	221	10		231	(54)		5	182
Other revenues	512	22		534	1,020	[2]	(1,083)	471
Net revenues	1,565	4,111		5,676	960		(1,055)	5,581
Provision for credit losses	3	22		25	0		0	25
Compensation and benefits	698	1,607		2,305	30		210	2,545
General and administrative expenses	459	1,304		1,763	(7)		(361)	1,395
Commission expenses	44	269		313	0		1	314
Total other operating expenses	503	1,573		2,076	(7)		(360)	1,709
Total operating expenses	1,201	3,180		4,381	23		(150)	4,254
Income/(loss) before taxes	361	909		1,270	937		(905)	1,302
Income tax expense	140	199		339	0		26	365
Net income/(loss)	221	710		931	937		(931)	937
Net income/(loss) attributable to noncontrolling interests	3	1		4	0		(4)	0
Net income/(loss) attributable to shareholders	218	709		927	937		(927)	937
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 2Q19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	221	710		931	937	(931)	937
Gains/(losses) on cash flow hedges	0	45		45	(1)	(1)	43
Foreign currency translation	(323)	(255)		(578)	(1)	(13)	(592)
Unrealized gains/(losses) on securities	0	12		12	0	0	12
Actuarial gains/(losses)	4	0		4	0	382	386
Net prior service credit/(cost)	0	0		0	0	306	306
Gains/(losses) on liabilities related to credit risk	(16)	(200)		(216)	(19)	4	(231)
Other comprehensive income/(loss), net of tax	(335)	(398)		(733)	(21)	678	(76)
Comprehensive income/(loss)	(114)	312		198	916	(253)	861
Comprehensive income/(loss) attributable to noncontrolling interests	1	(11)		(10)	0	7	(3)
Comprehensive income/(loss) attributable to shareholders	(115)	323		208	916	(260)	864
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M20	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,340	6,527		7,867	756		(739)	7,884
Interest expense	(1,479)	(3,284)		(4,763)	(763)		746	(4,780)
Net interest income	(139)	3,243		3,104	(7)		7	3,104
Commissions and fees	1,769	4,047		5,816	10		(19)	5,807
Trading revenues	276	1,829		2,105	5		71	2,181
Other revenues	1,261	(271)		990	2,509	[2]	(2,621)	878
Net revenues	3,167	8,848		12,015	2,517		(2,562)	11,970
Provision for credit losses	20	840		860	0		4	864
Compensation and benefits	1,317	3,103		4,420	39		451	4,910
General and administrative expenses	887	2,608		3,495	3		(712)	2,786
Commission expenses	106	552		658	2		(2)	658
Total other operating expenses	993	3,160		4,153	5		(714)	3,444
Total operating expenses	2,310	6,263		8,573	44		(263)	8,354
Income/(loss) before taxes	837	1,745		2,582	2,473		(2,303)	2,752
Income tax expense/(benefit)	191	53		244	(3)		40	281
Net income/(loss)	646	1,692		2,338	2,476		(2,343)	2,471
Net income/(loss) attributable to noncontrolling interests	(4)	8		4	0		(9)	(5)
Net income/(loss) attributable to shareholders	650	1,684		2,334	2,476		(2,334)	2,476
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M20	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	646	1,692		2,338	2,476	(2,343)	2,471
Gains/(losses) on cash flow hedges	0	243		243	0	0	243
Foreign currency translation	(337)	(674)		(1,011)	12	(30)	(1,029)
Unrealized gains/(losses) on securities	0	(20)		(20)	0	0	(20)
Actuarial gains/(losses)	3	4		7	0	139	146
Net prior service credit/(cost)	0	0		0	0	(68)	(68)
Gains/(losses) on liabilities related to credit risk	66	1,548		1,614	71	7	1,692
Other comprehensive income/(loss), net of tax	(268)	1,101		833	83	48	964
Comprehensive income/(loss)	378	2,793		3,171	2,559	(2,295)	3,435
Comprehensive income/(loss) attributable to noncontrolling interests	(5)	(4)		(9)	0	3	(6)
Comprehensive income/(loss) attributable to shareholders	383	2,797		3,180	2,559	(2,298)	3,441
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statements of operations (continued)
in 6M19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	2,014	8,462		10,476	611		(616)	10,471
Interest expense	(2,158)	(4,763)		(6,921)	(635)		618	(6,938)
Net interest income	(144)	3,699		3,555	(24)		2	3,533
Commissions and fees	1,616	3,867		5,483	11		45	5,539
Trading revenues	426	661		1,087	(64)		(1)	1,022
Other revenues	996	(10)		986	1,797	[2]	(1,909)	874
Net revenues	2,894	8,217		11,111	1,720		(1,863)	10,968
Provision for credit losses	9	97		106	0		0	106
Compensation and benefits	1,430	3,179		4,609	48		406	5,063
General and administrative expenses	908	2,600		3,508	(14)		(686)	2,808
Commission expenses	95	532		627	0		0	627
Total other operating expenses	1,003	3,132		4,135	(14)		(686)	3,435
Total operating expenses	2,433	6,311		8,744	34		(280)	8,498
Income/(loss) before taxes	452	1,809		2,261	1,686		(1,583)	2,364
Income tax expense/(benefit)	180	521		701	0		(23)	678
Net income/(loss)	272	1,288		1,560	1,686		(1,560)	1,686
Net income/(loss) attributable to noncontrolling interests	3	4		7	0		(7)	–
Net income/(loss) attributable to shareholders	269	1,284		1,553	1,686		(1,553)	1,686
1 Includes eliminations and consolidation adjustments.
2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.
Condensed consolidating statements of comprehensive income (continued)
in 6M19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Comprehensive income (CHF million)
Net income/(loss)	272	1,288		1,560	1,686	(1,560)	1,686
Gains/(losses) on cash flow hedges	0	93		93	(3)	(1)	89
Foreign currency translation	(147)	(244)		(391)	2	(4)	(393)
Unrealized gains/(losses) on securities	0	27		27	0	(1)	26
Actuarial gains/(losses)	6	2		8	0	438	446
Net prior service credit/(cost)	0	0		0	0	282	282
Gains/(losses) on liabilities related to credit risk	(53)	(1,185)		(1,238)	(48)	(66)	(1,352)
Other comprehensive income/(loss), net of tax	(194)	(1,307)		(1,501)	(49)	648	(902)
Comprehensive income/(loss)	78	(19)		59	1,637	(912)	784
Comprehensive income/(loss) attributable to noncontrolling interests	2	(2)		0	0	(1)	(1)
Comprehensive income/(loss) attributable to shareholders	76	(17)		59	1,637	(911)	785
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets
end of 2Q20	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,678	128,614		131,292	293	485	132,070
Interest-bearing deposits with banks	8	1,168		1,176	480	(471)	1,185
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,319	67,571		104,890	0	0	104,890
Securities received as collateral	1,874	40,605		42,479	0	0	42,479
Trading assets	30,703	126,174		156,877	0	(147)	156,730
Investment securities	0	582		582	41,352	(41,350)	584
Other investments	578	5,236		5,814	53,025	(52,991)	5,848
Net loans	11,991	289,936		301,927	0	(7,615)	294,312
Goodwill	701	3,278		3,979	0	697	4,676
Other intangible assets	240	33		273	0	0	273
Brokerage receivables	17,842	26,447		44,289	0	(2)	44,287
Other assets	12,855	25,056		37,911	755	2,480	41,146
Total assets	116,789	714,700		831,489	95,905	(98,914)	828,480
Liabilities and equity (CHF million)
Due to banks	80	17,938		18,018	1,758	(1,758)	18,018
Customer deposits	1	390,092		390,093	0	(1,098)	388,995
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	8,114	22,569		30,683	0	(94)	30,589
Obligation to return securities received as collateral	1,874	40,605		42,479	0	0	42,479
Trading liabilities	9,497	34,543		44,040	0	0	44,040
Short-term borrowings	6,363	21,498		27,861	0	(475)	27,386
Long-term debt	47,645	120,909		168,554	47,035	(46,163)	169,426
Brokerage payables	15,987	15,924		31,911	0	(2)	31,909
Other liabilities	10,116	17,694		27,810	577	400	28,787
Total liabilities	99,677	681,772		781,449	49,370	(49,190)	781,629
Total shareholders' equity	17,057	32,097		49,154	46,535	(49,154)	46,535
Noncontrolling interests	55	831		886	0	(570)	316
Total equity	17,112	32,928		50,040	46,535	(49,724)	46,851

Total liabilities and equity	116,789	714,700		831,489	95,905	(98,914)	828,480
1 Includes eliminations and consolidation adjustments.
Condensed consolidating balance sheets (continued)
end of 4Q19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Eliminations and consolidation adjustments	Credit Suisse Group
Assets (CHF million)
Cash and due from banks	2,642	98,402		101,044	277	558	101,879
Interest-bearing deposits with banks	10	663		673	489	(421)	741
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	26,905	80,092		106,997	0	0	106,997
Securities received as collateral	2,921	37,298		40,219	0	0	40,219
Trading assets	35,339	118,556		153,895	1	(99)	153,797
Investment securities	0	1,004		1,004	32,853	(32,851)	1,006
Other investments	621	5,013		5,634	49,780	(49,748)	5,666
Net loans	11,907	292,118		304,025	0	(7,246)	296,779
Goodwill	715	3,245		3,960	0	703	4,663
Other intangible assets	276	15		291	0	0	291
Brokerage receivables	17,012	18,636		35,648	0	0	35,648
Other assets	12,843	24,226		37,069	625	1,915	39,609
Total assets	111,191	679,268		790,459	84,025	(87,189)	787,295
Liabilities and equity (CHF million)
Due to banks	63	16,679		16,742	2,287	(2,285)	16,744
Customer deposits	1	384,949		384,950	0	(1,167)	383,783
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	5,799	21,842		27,641	0	(108)	27,533
Obligation to return securities received as collateral	2,921	37,298		40,219	0	0	40,219
Trading liabilities	8,468	29,718		38,186	0	0	38,186
Short-term borrowings	8,720	20,149		28,869	0	(484)	28,385
Long-term debt	43,821	107,179		151,000	37,596	(36,591)	152,005
Brokerage payables	15,213	10,470		25,683	0	0	25,683
Other liabilities	9,414	20,992		30,406	498	139	31,043
Total liabilities	94,420	649,276		743,696	40,381	(40,496)	743,581
Total shareholders' equity	16,713	29,407		46,120	43,644	(46,120)	43,644
Noncontrolling interests	58	585		643	0	(573)	70
Total equity	16,771	29,992		46,763	43,644	(46,693)	43,714

Total liabilities and equity	111,191	679,268		790,459	84,025	(87,189)	787,295
1 Includes eliminations and consolidation adjustments.
Condensed consolidating statement of cash flows
in 6M20	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	6,975	(9,696)		(2,721)	(44)	[2]	210	(2,555)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	1	(472)		(471)	10		50	(411)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(11,129)	10,230		(899)	0		0	(899)
Purchase of investment securities	0	(259)		(259)	(9,946)		9,946	(259)
Proceeds from sale of investment securities	0	626		626	0		0	626
Maturities of investment securities	0	51		51	0		0	51
Investments in subsidiaries and other investments	(7)	(64)		(71)	0		0	(71)
Proceeds from sale of other investments	60	353		413	0		0	413
(Increase)/decrease in loans	(331)	(2,671)		(3,002)	0		379	(2,623)
Proceeds from sales of loans	0	2,319		2,319	0		0	2,319
Capital expenditures for premises and equipment and other intangible assets	(143)	(341)		(484)	0		(69)	(553)
Proceeds from sale of premises and equipment and other intangible assets	0	23		23	0		0	23
Other, net	6	82		88	0		0	88
Net cash provided by/(used in) investing activities	(11,543)	9,877		(1,666)	(9,936)		10,306	(1,296)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	19	9,576		9,595	(529)		591	9,657
Increase/(decrease) in short-term borrowings	(2,222)	2,623		401	0		(553)	(152)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	2,470	1,237		3,707	0		11	3,718
Issuances of long-term debt	115,410	(74,318)		41,092	10,946		(10,699)	41,339
Repayments of long-term debt	(110,990)	91,176		(19,814)	0		0	(19,814)
Sale of treasury shares	0	0		0	0		4,003	4,003
Repurchase of treasury shares	0	0		0	(488)		(4,011)	(4,499)
Dividends paid	0	(10)		(10)	(358)		10	(358)
Other, net	(30)	489		459	425		107	991
Net cash provided by/(used in) financing activities	4,657	30,773		35,430	9,996		(10,541)	34,885
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(53)	(742)		(795)	0		(48)	(843)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	36	30,212		30,248	16		(73)	30,191

Cash and due from banks at beginning of period [3]	2,642	98,402		101,044	277		558	101,879
Cash and due from banks at end of period [3]	2,678	128,614		131,292	293		485	132,070
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 8 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.
Condensed consolidating statement of cash flows (continued)
in 6M19	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Eliminations and consolidation adjustments	Credit Suisse Group
Operating activities (CHF million)
Net cash provided by/(used in) operating activities	738	(3,240)		(2,502)	(111)	[2]	(847)	(3,460)
Investing activities (CHF million)
(Increase)/decrease in interest-bearing deposits with banks	12	225		237	5		(6)	236
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(3,428)	6,348		2,920	0		0	2,920
Purchase of investment securities	0	(307)		(307)	(3,517)		3,517	(307)
Proceeds from sale of investment securities	0	4		4	0		0	4
Maturities of investment securities	0	394		394	0		0	394
Investments in subsidiaries and other investments	(40)	(107)		(147)	(5)		5	(147)
Proceeds from sale of other investments	317	251		568	25		(1)	592
(Increase)/decrease in loans	(419)	(10,646)		(11,065)	0		1,198	(9,867)
Proceeds from sales of loans	0	2,460		2,460	0		0	2,460
Capital expenditures for premises and equipment and other intangible assets	(144)	(327)		(471)	0		(83)	(554)
Proceeds from sale of premises and equipment and other intangible assets	0	29		29	0		0	29
Other, net	40	182		222	0		0	222
Net cash provided by/(used in) investing activities	(3,662)	(1,494)		(5,156)	(3,492)		4,630	(4,018)
Financing activities (CHF million)
Increase/(decrease) in due to banks and customer deposits	37	4,872		4,909	405		(317)	4,997
Increase/(decrease) in short-term borrowings	(228)	4,119		3,891	0		(47)	3,844
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(228)	(4,628)		(4,856)	0		(111)	(4,967)
Issuances of long-term debt	106,285	(91,626)		14,659	4,217		(4,239)	14,637
Repayments of long-term debt	(102,644)	84,040		(18,604)	0		0	(18,604)
Sale of treasury shares	0	0		0	3		4,717	4,720
Repurchase of treasury shares	0	0		0	(1,013)		(4,705)	(5,718)
Dividends paid	(1)	(10)		(11)	(695)		10	(696)
Other, net	(126)	406		280	626		948	1,854
Net cash provided by/(used in) financing activities	3,095	(2,827)		268	3,543		(3,744)	67
Effect of exchange rate changes on cash and due from banks (CHF million)
Effect of exchange rate changes on cash and due from banks	(24)	(126)		(150)	0		3	(147)
Net increase/(decrease) in cash and due from banks (CHF million)
Net increase/(decrease) in cash and due from banks	147	(7,687)		(7,540)	(60)		42	(7,558)

Cash and due from banks at beginning of period [3]	2,540	96,774		99,314	324		409	100,047
Cash and due from banks at end of period [3]	2,687	89,087		91,774	264		451	92,489
1 Includes eliminations and consolidation adjustments.
2
Consists of dividend payments from Group companies of CHF 10 million and CHF 14 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

3 Includes restricted cash.